Average Annual Total Returns - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2024
Fidelity Advisor Limited Term Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	0.81%
Past 5 years	0.54%
Past 10 years	0.76%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.81%
Past 5 years	0.52%
Past 10 years	0.74%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.06%
Past 5 years	0.70%
Past 10 years	0.86%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	1.91%
Past 5 years	0.37%
Past 10 years	0.44%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	0.82%
Past 5 years	0.56%
Past 10 years	0.78%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	3.93%
Past 5 years	1.39%
Past 10 years	1.31%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	3.99%
Past 5 years	1.45%
Since Inception	1.60%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
LB086
Average Annual Return:
Past 1 year	3.76%
Past 5 years	1.51%
Past 10 years	1.44%

[1]	AFrom October 2, 2018.